Acquisitions	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions
28. Acquisitions
The Group accounts for acquisitions in accordance with IFRS 3 Business Combinations. IFRS 3 requires the acquiree’s identifiable assets, liabilities and contingent liabilities (other than non-current assets or disposal groups held for sale) to be recognised at fair value at acquisition date. In assessing fair value at acquisition date, management make their best estimate of the likely outcome where the fair value of an asset or liability may be contingent on a future event. In certain instances, the underlying transaction giving rise to an estimate may not be resolved until some years after the acquisition date. IFRS 3 requires the release to profit of any acquisition reserves which subsequently become excess in the same way as any excess costs over those provided at acquisition date are charged to profit. At each period end management assess provisions and other balances established in respect of acquisitions for their continued probability of occurrence and amend the relevant value accordingly through the consolidated income statement or as an adjustment to goodwill as appropriate under IFRS 3.
The Group acquired a number of subsidiaries in the year. Details of the purchase consideration, the assets and liabilities recognised as a result of the acquisition and the goodwill recognised has been outlined in the table below.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	2.9	138.5	141.4
Right-of-use assets	2.4	—	2.4
Property, plant and equipment	0.8	—	0.8
Cash and cash equivalents	22.5	—	22.5
Trade receivables due within one year	12.6	—	12.6
Other current assets	4.9	—	4.9
Total assets	46.1	138.5	184.6
Short-term loans	(48.9)	—	(48.9)
Other current liabilities	(37.1)	—	(37.1)
Trade and other payables due after one year	(0.6)	(3.0)	(3.6)
Deferred tax liabilities	1.5	(35.0)	(33.5)
Long-term lease liabilities	(1.9)	—	(1.9)
Provisions	(0.4)	(0.2)	(0.6)
Total liabilities	(87.4)	(38.2)	(125.6)
Net assets	(41.3)	100.3	59.0
Non-controlling interests			(1.7)
Goodwill			297.8
Consideration			355.1
Consideration satisfied by:
Cash			227.4
Payments due to vendors			127.7
Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £61.9 million.
Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. There were no newly acquired subsidiaries with non-controlling interests that are individually material to the Group.
The contribution to revenue and operating profit of acquisitions completed in the year was not material. There were no material acquisitions completed between 31 December 2023 and the date the financial statements have been authorised for issue.
Acquisitions in 2022
The Group acquired a number of subsidiaries in the prior year. Details of the purchase consideration, the assets and liabilities recognised as a result of the acquisition and the goodwill recognised has been outlined in the table below.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	1.2	46.5	47.7
Property, plant and equipment	1.3	—	1.3
Cash and cash equivalents	38.8	—	38.8
Trade receivables due within one year	27.0	—	27.0
Other current assets	13.1	1.1	14.2
Total assets	81.4	47.6	129.0
Current liabilities	(49.4)	(5.3)	(54.7)
Trade and other payables due after one year	(10.3)	(27.3)	(37.6)
Deferred tax liabilities	(0.1)	(12.4)	(12.5)
Long-term lease liabilities	(0.1)	—	(0.1)
Provisions	(0.1)	(1.2)	(1.3)
Total liabilities	(60.0)	(46.2)	(106.2)
Net assets	21.4	1.4	22.8
Non-controlling interests			(2.1)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(9.0)
Goodwill			249.3
Consideration			261.0
Consideration satisfied by:
Cash			218.3
Payments due to vendors			42.7
Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £42.7 million.
Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.
The contribution to revenue and operating profit of acquisitions completed in the year was not material. There were no material acquisitions completed in the year ended 2021.